Annual Fund Operating Expenses (Invesco Van Kampen Enterprise Fund)	12 Months Ended
	May 02, 2011
Class A, Invesco Van Kampen Enterprise Fund
Annual Fund Operating Expenses
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.36%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.12%	[1]
Class B, Class A, Invesco Van Kampen Enterprise Fund
Annual Fund Operating Expenses
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.36%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.87%	[1]
Class C, Class A, Invesco Van Kampen Enterprise Fund
Annual Fund Operating Expenses
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.36%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.87%	[1]
Class Y, Class A, Invesco Van Kampen Enterprise Fund
Annual Fund Operating Expenses
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.36%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.87%	[1]

[1]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.